Schedule of Investments
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.41%
Australia–8.72%
Aurizon Holdings Ltd.	206,067	$612,333
Brambles Ltd.	38,918	313,404
Coles Group Ltd.	19,356	235,820
CSL Ltd.	990	199,499
Evolution Mining Ltd.	88,015	275,674
Fortescue Metals Group Ltd.	40,460	617,662
JB Hi-Fi Ltd.	16,612	654,948
Newcrest Mining Ltd.	29,919	560,004
Rio Tinto Ltd.	7,462	631,087
Rio Tinto PLC	4,109	314,346
Sonic Healthcare Ltd.	9,510	254,320
Wesfarmers Ltd.	18,722	750,897
Woolworths Group Ltd.	25,154	782,900
		6,202,894
Belgium–0.17%
UCB S.A.	1,310	124,611
Canada–9.36%
Alimentation Couche-Tard, Inc., Class B	14,857	479,037
AltaGas Ltd.	9,792	163,161
BRP, Inc.	4,011	347,799
Canadian Imperial Bank of Commerce	7,551	739,358
Canadian Pacific Railway Ltd.	2,037	778,038
CGI, Inc., Class A(a)	3,422	285,044
Constellation Software, Inc.	346	483,205
Empire Co. Ltd., Class A	6,499	202,619
George Weston Ltd.	1,697	150,268
Hydro One Ltd.(b)	25,897	603,171
Kinross Gold Corp.	13,249	88,242
Metro, Inc.	5,117	233,435
National Bank of Canada	10,437	709,005
Open Text Corp.	7,000	333,763
Quebecor, Inc., Class B	23,145	621,399
TFI International, Inc.	3,237	242,640
West Fraser Timber Co. Ltd.	2,795	201,079
		6,661,263
China–0.60%
Wilmar International Ltd.	45,500	183,955
Xinyi Glass Holdings Ltd.	74,000	243,220
		427,175
Denmark–2.56%
AP Moller - Maersk A/S, Class B	261	607,269
Carlsberg A/S, Class B	3,769	579,717
Pandora A/S	5,957	638,356
		1,825,342
Finland–0.46%
Elisa OYJ	3,357	201,413
Orion OYJ, Class B	3,099	124,285
		325,698
Shares		Value
France–0.40%
Sartorius Stedim Biotech	690	$284,166
Germany–3.92%
Brenntag SE	3,450	294,534
Covestro AG(b)	8,646	581,354
Daimler AG	7,976	710,650
Deutsche Post AG	12,593	689,955
Sartorius AG, Preference Shares	725	361,513
Telefonica Deutschland Holding AG	51,500	150,971
		2,788,977
Hong Kong–4.17%
CK Asset Holdings Ltd.	113,500	689,918
CK Hutchison Holdings Ltd.	47,000	375,016
CLP Holdings Ltd.	19,500	189,451
HKT Trust & HKT Ltd.	124,000	176,983
Kerry Properties Ltd.	207,500	669,370
Sun Hung Kai Properties Ltd.	23,000	348,889
Techtronic Industries Co. Ltd.	18,000	309,423
WH Group Ltd.	254,500	206,654
		2,965,704
Israel–1.72%
Check Point Software Technologies Ltd.(a)	5,127	574,070
Teva Pharmaceutical Industries Ltd., ADR(a)	56,449	651,422
		1,225,492
Italy–0.80%
Buzzi Unicem S.p.A.	6,278	163,767
DiaSorin S.p.A.	2,540	407,323
		571,090
Japan–12.55%
Astellas Pharma, Inc.	32,100	495,629
Dai Nippon Printing Co. Ltd.	28,500	600,051
ENEOS Holdings, Inc.	94,600	428,449
Japan Post Holdings Co. Ltd.	46,900	419,522
Japan Tobacco, Inc.	30,200	580,742
KDDI Corp.	21,900	672,925
Lion Corp.	6,400	124,722
Mitsubishi Corp.	22,300	633,000
Mitsui & Co. Ltd.	30,900	645,935
Nintendo Co. Ltd.	1,200	671,697
Nippon Telegraph & Telephone Corp.	25,500	656,294
Nissin Foods Holdings Co. Ltd.	1,700	126,159
Nomura Research Institute Ltd.	11,500	357,452
Ono Pharmaceutical Co. Ltd.	9,200	240,975
Rohm Co. Ltd.	3,800	376,046
Sekisui House Ltd.	36,900	793,690
Takeda Pharmaceutical Co. Ltd.	16,200	585,356
Toppan Printing Co. Ltd.	23,200	392,005
Unicharm Corp.	3,100	129,921
		8,930,570
Jordan–0.95%
Hikma Pharmaceuticals PLC	21,454	672,999

See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Shares		Value
Luxembourg–0.43%
Eurofins Scientific SE(a)	3,183	$304,318
Netherlands–3.50%
Koninklijke Ahold Delhaize N.V.	23,598	657,300
Koninklijke KPN N.V.	211,375	718,654
Randstad N.V.	5,638	396,659
Wolters Kluwer N.V.	8,291	720,723
		2,493,336
New Zealand–0.29%
Fisher & Paykel Healthcare Corp. Ltd.	9,117	204,107
Norway–0.91%
Orkla ASA	66,077	647,862
Spain–0.49%
Endesa S.A.	13,086	346,562
Sweden–4.53%
Electrolux AB, Series B	10,402	288,214
Epiroc AB, Class A	17,339	392,779
Evolution Gaming Group AB(b)	5,520	813,075
Getinge AB, Class B	9,377	260,200
Husqvarna AB, Class B	20,365	292,937
Swedish Match AB	6,392	499,086
Volvo AB, Class B(a)	26,727	676,251
		3,222,542
Switzerland–5.41%
ABB Ltd.	21,450	652,395
Adecco Group AG	7,131	480,261
Geberit AG	640	407,348
LafargeHolcim Ltd.	3,726	218,994
Logitech International S.A., Class R	6,029	631,934
Novartis AG	6,504	555,590
Roche Holding AG	398	128,649
SGS S.A.	106	300,716
Swatch Group AG (The), BR	1,645	473,388
		3,849,275
United Kingdom–5.71%
British American Tobacco PLC	15,959	610,417
Games Workshop Group PLC	1,126	154,679
Imperial Brands PLC	32,020	658,768
Kingfisher PLC(a)	87,167	382,568
Liberty Global PLC, Class A(a)	5,810	149,085
Liberty Global PLC, Class C(a)	23,651	604,047
Persimmon PLC	4,891	198,313
Royal Mail PLC(a)	50,613	352,055
Tate & Lyle PLC	72,131	762,996
WM Morrison Supermarkets PLC	76,244	191,895
		4,064,823
United States–29.76%
AbbVie, Inc.	4,318	467,294
AGCO Corp.	2,241	321,920
Shares		Value
United States–(continued)
Altria Group, Inc.	13,196	$675,107
AmerisourceBergen Corp.	3,786	447,013
Amgen, Inc.	2,642	657,356
Arrow Electronics, Inc.(a)	4,237	469,544
AutoNation, Inc.(a)	5,316	495,558
Best Buy Co., Inc.	5,399	619,859
Cadence Design Systems, Inc.(a)	5,412	741,390
Campbell Soup Co.	11,543	580,267
Cardinal Health, Inc.	11,778	715,513
Citrix Systems, Inc.	4,143	581,511
Cognizant Technology Solutions Corp., Class A	7,216	563,714
Conagra Brands, Inc.	18,988	713,949
DaVita, Inc.(a)	5,801	625,174
Electronic Arts, Inc.	4,545	615,257
Extra Space Storage, Inc.	5,238	694,297
General Mills, Inc.	6,900	423,108
Gilead Sciences, Inc.	8,208	530,483
Hologic, Inc.(a)	8,685	645,990
JM Smucker Co. (The)	1,206	152,595
Kraft Heinz Co. (The)	17,895	715,800
Kroger Co. (The)	20,778	747,800
Life Storage, Inc.	4,387	377,063
Lowe’s Cos., Inc.	4,397	836,221
McKesson Corp.	3,324	648,313
MDU Resources Group, Inc.	7,903	249,814
Microsoft Corp.	2,718	640,823
Mid-America Apartment Communities, Inc.	4,350	627,966
Nu Skin Enterprises, Inc., Class A	3,415	180,619
Oracle Corp.	9,377	657,984
Public Storage	2,746	677,603
Qurate Retail, Inc., Class A	27,860	327,634
Regeneron Pharmaceuticals, Inc.(a)	1,111	525,659
ResMed, Inc., CDI	7,122	136,935
Spectrum Brands Holdings, Inc.	2,949	250,665
Target Corp.	3,946	781,584
United Therapeutics Corp.(a)	3,456	578,085
Vertex Pharmaceuticals, Inc.(a)	2,237	480,709
		21,178,176
Total Common Stocks & Other Equity Interests (Cost $61,100,695)		69,316,982
Money Market Funds–0.61%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	151,462	151,462
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	108,121	108,164
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	173,099	173,099
Total Money Market Funds (Cost $432,725)		432,725
TOTAL INVESTMENTS IN SECURITIES—98.02% (Cost $61,533,420)		69,749,707
OTHER ASSETS LESS LIABILITIES–1.98%		1,408,351
NET ASSETS–100.00%		$71,158,058
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
CDI	– CREST Depository Interest
See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $1,997,600, which represented 2.81% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$327,478	$995,418	$(1,171,434)	$-	$-	$151,462	$15
Invesco Liquid Assets Portfolio, Institutional Class	233,846	711,013	(836,718)	28	(5)	108,164	12
Invesco Treasury Portfolio, Institutional Class	374,261	1,137,621	(1,338,783)	-	-	173,099	6
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	413,318	(413,318)	-	-	-	3*
Invesco Private Prime Fund	-	618,805	(618,805)	-	-	-	31*
Total	$935,585	$3,876,175	$(4,379,058)	$28	$(5)	$432,725	$67

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	2	June-2021	$396,740	$3,441	$3,441
EURO STOXX 50 Index	2	June-2021	77,320	2,377	2,377
FTSE 100 Index	1	June-2021	66,795	(85)	(85)
Tokyo Stock Price Index	1	June-2021	176,473	4,828	4,828
Total Futures Contracts				$10,561	$10,561

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/16/2021	State Street Bank and Trust Co.	AUD	8,402,004	USD	6,472,116	$89,939
04/16/2021	State Street Bank and Trust Co.	CHF	3,731,164	USD	4,005,630	56,861
04/16/2021	State Street Bank and Trust Co.	DKK	10,903,903	USD	1,746,784	27,575
04/16/2021	State Street Bank and Trust Co.	EUR	5,833,176	USD	6,949,396	107,413
04/16/2021	State Street Bank and Trust Co.	GBP	3,386,942	USD	4,701,143	31,758
04/16/2021	State Street Bank and Trust Co.	HKD	24,524,419	USD	3,158,816	4,098
04/16/2021	State Street Bank and Trust Co.	JPY	957,459,833	USD	8,804,093	155,684
04/16/2021	State Street Bank and Trust Co.	NOK	5,059,759	USD	597,526	5,953
04/16/2021	State Street Bank and Trust Co.	SEK	25,654,130	USD	3,010,220	72,481
Subtotal—Appreciation						551,762
Currency Risk
04/06/2021	State Street Bank and Trust Co.	DKK	62,875	USD	9,873	(39)
04/16/2021	State Street Bank and Trust Co.	CAD	8,226,264	USD	6,524,825	(21,376)
04/16/2021	State Street Bank and Trust Co.	NOK	284,748	USD	33,144	(148)
04/16/2021	State Street Bank and Trust Co.	USD	318,572	AUD	410,000	(7,135)
04/16/2021	State Street Bank and Trust Co.	USD	354,886	CHF	328,396	(7,338)
See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/16/2021	State Street Bank and Trust Co.	USD	469,458	GBP	337,900	$(3,614)
Subtotal—Depreciation						(39,650)
Total Forward Foreign Currency Contracts						$512,112

Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
JPY	—Japanese Yen
NOK	—Norwegian Krone
SEK	—Swedish Krona
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$6,202,894	$—	$6,202,894
Belgium	—	124,611	—	124,611
Canada	6,661,263	—	—	6,661,263
China	—	427,175	—	427,175
Denmark	—	1,825,342	—	1,825,342
Finland	—	325,698	—	325,698
France	—	284,166	—	284,166
Germany	—	2,788,977	—	2,788,977
Hong Kong	—	2,965,704	—	2,965,704
Israel	1,225,492	—	—	1,225,492
Italy	—	571,090	—	571,090
Japan	—	8,930,570	—	8,930,570
Jordan	—	672,999	—	672,999
Luxembourg	—	304,318	—	304,318
Netherlands	—	2,493,336	—	2,493,336
New Zealand	—	204,107	—	204,107
Norway	—	647,862	—	647,862
Spain	—	346,562	—	346,562
Sweden	—	3,222,542	—	3,222,542
Switzerland	—	3,849,275	—	3,849,275
United Kingdom	753,132	3,311,691	—	4,064,823
United States	21,041,241	136,935	—	21,178,176
Money Market Funds	432,725	—	—	432,725
Total Investments in Securities	30,113,853	39,635,854	—	69,749,707
Other Investments - Assets*
Forward Foreign Currency Contracts	—	551,762	—	551,762
Futures Contracts	10,646	—	—	10,646
	10,646	551,762	—	562,408
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(39,650)	—	(39,650)
Futures Contracts	(85)	—	—	(85)
	(85)	(39,650)	—	(39,735)
Total Other Investments	10,561	512,112	—	522,673
Total Investments	$30,124,414	$40,147,966	$—	$70,272,380

*	Unrealized appreciation (depreciation).
Invesco Global Low Volatility Equity Yield Fund

NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
On April 26, 2021, the Board of Trustees approved changes to the investment strategy of the Fund in connection with repositioning the Fund to seek to provide shareholders with higher levels of income, consistent with the Fund’s current investment objective, while maintaining downside protection and providing upside equity market participation. In addition, the Fund’s name will be changing to Invesco Income Advantage International Fund. These changes are anticipated to take place on or around July 15, 2021.
Invesco Global Low Volatility Equity Yield Fund